Schedule of Maturity of SenseFly Covid Loans (Details) - Sensefly Covid Loans [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
2023	$ 58,487	$ 446,456
2024	306,722	89,363
2025	180,064	89,363
2026	90,213	89,363
2027	180,420	89,363
Thereafter		89,361
Total	$ 815,906	$ 893,269